UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File Number:  811-21522

           BlackRock S&P Quality Rankings Global Equity Managed Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                    100 Bellevue Parkway, Wilmington DE 19809
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                           Robert S. Kapito, President
                               40 East 52nd Street
                            New York, New York 10022
                         ------------------------------
                     (name and address of agent for service)

Registrant's telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31

Date of reporting period:  07/01/2003 - 06/30/2004

=============== S&P QUALITY RANKINGS GLOBAL EQUITY MANAGED TRUST ===============

ITEM 1 PROXY VOTING RECORD

ROYAL DUTCH PETROLEUM CO.

Ticker:       RD             Security ID:  N76277172
Meeting Date: JUN 28, 2004   Meeting Type: Annual
Record Date:  JUN 21, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Receive Report of Management Board        None      None       Management
2.1   Approve Financial Statements and          For       For        Management
      Statutory Reports
2.2   Approve Total Dividend of EUR 1.76 Per    For       For        Management
      Share
2.3   Approve Discharge of Management Board     For       For        Management
2.4   Approve Discharge of Supervisory Board    For       For        Management
3     Elect L. Cook to Management Board         For       For        Management
4     Elect C. Morin-Postel to Supervisory      For       For        Management
      Board
5     Reelect van de Bergh to Supervisory Board For       For        Management
6     Approve Reduction in Share Capital via    For       For        Management
      Cancellation of Repurchased Shares
7     Authorize Repurchase of Up to Ten Percent For       For        Management
      of Issued Share Capital

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                      BlackRock S&P Quality Rankings Global Equity Managed Trust



                    by /s/ Robert S. Kapito
                      ---------------------------
                      Robert S. Kapito
                      Principal Executive Officer

Date:  August 20, 2004